COSTS AND EXPENSES BY NATURE - Schedule of financial income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material income and expense [abstract]
Other miscellaneous income	$ 146,275	$ 142,411	$ 125,356
Total	$ 146,275	$ 142,411	$ 125,356